Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Securities held to maturity, fair values	$ 119,481	$ 152,566
Mortgage loans held for sale recorded at fair value	$ 139,950	$ 97,273
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	35,262,901	31,917,385
Treasury stock, shares	1,809,497	2,130,841